Business Combinations (Tables)	12 Months Ended
Oct. 31, 2021
Meta Growth Corp.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	35,290
Conversion feature of convertible debt	9,008
Warrants	2,739
Options	86
Restricted stock units	154
47,277
Purchase price allocation
Cash and cash equivalents	10,209
Trade and other receivables	2,015
Inventory	3,547
Prepaid expenses	2,479
Marketable securities	635
Notes receivable	262
Property and equipment	6,849
Loan receivable	756
Intangible assets - license	30,900
Right of use asset	12,490
Goodwill	32,247
Non-controlling interest	(1,821)
Accounts payable and accrued liabilities	(6,336)
Deferred tax liability	(1,933)
Lease liability	(12,887)
Convertible debenture	(18,809)
Notes payable	(13,326)
47,277

Smoke Cartel, Inc.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	2,512
Common shares	8,396
Contingent consideration	1,319
12,227
Purchase price allocation
Cash and cash equivalents	1,680
Intangible assets - Brand	3,820
Intangible assets - Software	7,217
Goodwill	2,594
Accounts payable and accrued liabilities	(1,093)
Deferred Tax Liability	(1,991)
12,227

2686068 Ontario Inc.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	5,980
5,980
Purchase price allocation
Cash and cash equivalents	3
Inventory	120
Property and equipment	274
Intangible assets - license	5,627
Right of use asset	1,148
Goodwill	1,611
Lease liability	(1,148)
Accounts payable and accrued liabilities	(164)
Deferred Tax Liability	(1,491)
5,980

Fab Nutrition, LLC.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	15,193
Common Shares	3,439
18,632
Purchase price allocation
Cash and cash equivalents	642
Accounts receivable	125
Inventory	403
Property and equipment	22
Intangible assets - brand	7,801
Goodwill	13,584
Accounts payable and accrued liabilities	(552)
Deferred tax liability	(2,131)
Non-controlling interest	(1,262)
18,632

DHC Supply LLC.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	4,045
Common Shares	7,767
11,812
Purchase price allocation
Cash and cash equivalents	1,054
Trade and other receivables	66
Inventory	1,270
Prepaid expenses	18
Property and equipment	10
Intangible assets - brand	2,671
Goodwill	8,201
Right of use asset	592
Lease liability	(592)
Accounts payable and accrued liabilities	(1,478)
11,812

102105699 Saskatchewan Ltd.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	698
Common Shares	2,018
2,716
Purchase price allocation
Cash and cash equivalents	7
Trade and other receivables	7
Inventory	46
Prepaid expenses	55
Property and equipment	136
Intangible assets - license	879
Goodwill	1,966
Right of use asset	691
Lease liability	(691)
Accounts payable and accrued liabilities	(143)
Deferred tax liability	(237)
2,716

DS Distribution
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common Shares	5,013
5,013
Purchase price allocation
Cash and cash equivalents	115
Inventory	160
Prepaid expenses	158
Property and equipment	69
Intangible assets - brand	1,375
Goodwill	4,384
Right of use asset	299
Lease liability	(299)
Accounts payable and accrued liabilities	(863)
Deferred tax liability	(385)
5,013

Blessed CBD
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	7,165
Common Shares	4,432
Working capital adjustment	1,086
12,683
Purchase price allocation
Cash and cash equivalents	2,155
Trade and other receivables	472
Inventory	293
Property and equipment	19
Intangible asset - brand	3,884
Goodwill	9,225
Accounts payable and accrued liabilities	(1,530)
Deferred tax liability	(971)
Non-controlling interest	(864)
12,683

Saturninus Partners
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	1,064
Warrants	100
Contingent consideration	108
1,272
Purchase price allocation
Cash and cash equivalents	414
Inventory	584
Property and equipment	538
Intangible asset - license	2,865
Right of use asset	410
Goodwill	342
Accounts payable and accrued liabilities	(1,091)
Lease liability	(410)
Notes payable	(690)
Non-controlling interest	(930)
Deferred tax liability	(760)
1,272